GENERAL INFORMATION (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	May 31, 1996	Dec. 31, 1996	Dec. 31, 2020	Dec. 31, 2006
Disclosure of subsidiaries [line items]
Number of H shares each American Depositary Share represents			50
Cash in order to finance the capital expenditure and working capital requirements	¥ 4,214,000,000
Ordinary shares ("State-owned Domestic Shares") [member]
Disclosure of subsidiaries [line items]
Number of shares issued	1,431,300,000
Ordinary shares ("State-owned Domestic Shares") [member] | Guangzhou Railway Group [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by the Guangzhou Railway Group		100.00%
Number of shares issued		2,904,250,000
H shares [member]
Disclosure of subsidiaries [line items]
Number of shares issued	217,812,000
Number of H shares each American Depositary Share represents	50
ADS [member]
Disclosure of subsidiaries [line items]
Number of shares issued	24,269,760
A shares [member]
Disclosure of subsidiaries [line items]
Number of shares issued				2,747,987,000